9. COMMON STOCK (Details 1) (USD $)	Dec. 31, 2013
Option Outstanding
Number of Options	14,400,500
Exercise Price, ($C)
Aggregate Intrinsic Value, (C$)	$ 23,750
Number of Options Exercisable
Number of Shares	14,400,500
Aggregate Intrinsic Value ($C)	23,750
ShareBasedCompensationStockOptionOneMember
Option Outstanding
Number of Options	50,000
Exercise Price, ($C)	$ 1.27
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan. 18, 2014
Number of Options Exercisable
Number of Shares	50,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTwoMember
Option Outstanding
Number of Options	1,289,000
Exercise Price, ($C)	$ 1.32
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Feb. 12, 2014
Number of Options Exercisable
Number of Shares	1,289,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionThreeMember
Option Outstanding
Number of Options	1,472,500
Exercise Price, ($C)	$ 2.60
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Dec. 29, 2014
Number of Options Exercisable
Number of Shares	1,472,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFourMember
Option Outstanding
Number of Options	300,000
Exercise Price, ($C)	$ 2.34
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Sep. 22, 2015
Number of Options Exercisable
Number of Shares	300,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFiveMember
Option Outstanding
Number of Options	1,372,500
Exercise Price, ($C)	$ 2.86
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Nov. 22, 2015
Number of Options Exercisable
Number of Shares	1,372,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionSixMember
Option Outstanding
Number of Options	200,000
Exercise Price, ($C)	$ 3.47
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan. 04, 2016
Number of Options Exercisable
Number of Shares	200,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionSevenMember
Option Outstanding
Number of Options	125,000
Exercise Price, ($C)	$ 2.94
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Mar. 08, 2016
Number of Options Exercisable
Number of Shares	125,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionEightMember
Option Outstanding
Number of Options	150,000
Exercise Price, ($C)	$ 2.05
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul. 07, 2016
Number of Options Exercisable
Number of Shares	150,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionNineMember
Option Outstanding
Number of Options	100,000
Exercise Price, ($C)	$ 2.23
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jul. 15, 2016
Number of Options Exercisable
Number of Shares	100,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTenMember
Option Outstanding
Number of Options	1,681,500
Exercise Price, ($C)	$ 1.25
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jan. 06, 2017
Number of Options Exercisable
Number of Shares	1,681,500
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionElevenMember
Option Outstanding
Number of Options	100,000
Exercise Price, ($C)	$ 0.73
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jun. 18, 2017
Number of Options Exercisable
Number of Shares	100,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionTwelveMember
Option Outstanding
Number of Options	4,985,000
Exercise Price, ($C)	$ 0.56
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Mar. 15, 2018
Number of Options Exercisable
Number of Shares	4,985,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionThirteenMember
Option Outstanding
Number of Options	50,000
Exercise Price, ($C)	$ 0.32
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Apr. 09, 2018
Number of Options Exercisable
Number of Shares	50,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFourteenMember
Option Outstanding
Number of Options	150,000
Exercise Price, ($C)	$ 0.34
Aggregate Intrinsic Value, (C$)	0
Expiry Date	Jun. 27, 2018
Number of Options Exercisable
Number of Shares	150,000
Aggregate Intrinsic Value ($C)	0
ShareBasedCompensationStockOptionFifteenMember
Option Outstanding
Number of Options	2,375,000
Exercise Price, ($C)	$ 0.30
Aggregate Intrinsic Value, (C$)	23,750
Expiry Date	Dec. 19, 2018
Number of Options Exercisable
Number of Shares	2,375,000
Aggregate Intrinsic Value ($C)	$ 23,750